Stock Incentive Plans	6 Months Ended
Jun. 30, 2026
Stock Incentive Plans [Abstract]
STOCK INCENTIVE PLANS
10 –	STOCK INCENTIVE PLANS

Employee share option plan (Equity-settled) (“ESOP Plan”)

In connection with the close of the Business Combination, the Company adopted the 2026 Equity Incentive Plan (the “Plan”) on March 19, 2026. The Plan replaced Legacy Horizon’s share-based compensation arrangements and provides for the grant of equity-based awards, including stock options, restricted share units (“RSUs”) and other share-based awards to employees, directors and eligible service providers of the Company and its subsidiaries.

As of June 30, 2026 under this scheme, a total of 793,750, 1,047,900, 641,014 and 197,000 options were issued on March 1, 2022, February 1, 2025, August 15, 2025 and March 2, 2026, respectively, comprising 687,500 options exercisable at $0.37 each, 231,250 options exercisable at $0.80 each, 1,278,614 options exercisable at $7.00 each, 285,300 options exercisable at $12.50 each and 197,000 options exercisable at $26.25 each. Upon exercise, each option allows the holder to receive approximately 2.435 Company Class A Ordinary Shares.

The vesting conditions for these options are generally structured to occur up to 4 years from the date of grant. Once vested, the options may be exercised at any time up to the maturity date, which is 10 years from the date of grant.

In the event an employee ceases employment with the Company, the treatment of the options depends on the circumstances of departure. If employment is terminated for Cause, all vested and unvested options will be cancelled, and the Company retains the right to repurchase any shares acquired through the exercise of options at the original exercise price. If employment ends for any other reason, unvested options will be cancelled immediately, and vested options must be exercised within a specific period; otherwise, they will lapse.

The Company has classified the share options as equity-settled share-based payments at fair value. The following table summarizes stock option activities for the six months ended June 30, 2026:

	Number of Option Shares	Weighted Average Exercise Price
Outstanding December 31, 2025	5,920,612	$2.76
Granted	479,693	10.78
Forfeited	(58,593)	2.88
Outstanding June 30, 2026	6,341,712	3.36

Weighted average remaining life (Years)	7.9
Options vested and exercisable at June 30, 2026	3,793,506

The fair value of options granted was determined using the Binomial Valuation Model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Granted during six months ended June 30, 2026
Dividend yield (%)	0%
Expected volatility (%)	100.00%
Risk-free interest rate (%)	1.54% - 1.66%
Expected life of options (years)	10

Restricted Stock Units (“RSUs”)

The Company’s RSU activity is summarized in the following table:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding December 31, 2025	-	$-
Granted or approved	474,784	11.11
Forfeited	-	-
Outstanding June 30, 2026	474,784	$11.11

During the six months ended June 30, 2026, the Company approved 410,174 and granted 64,610 RSUs in connection with its executive officers and director compensation programs respectively.